Reconciliation of Total Business Segment Operating Income to Consolidated Income (Loss) Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total segment operating income	$ 319.2	$ 324.6	$ 375.7
Interest expense	(27.5)	(63.1)	(101.8)
Other income (expense), net	(37.6)	(55.5)	(51.0)
Total income from continuing operations before income taxes	254.1	206.0	222.9
Operating Segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total segment operating income	414.3	360.1	373.8
Corporate and Eliminations
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Other income (expense), net	$ (95.1)	$ (35.5)	$ 1.9